Other income and expenses (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other income and expense
Loss on formation of associate (Note 6)		₽ (267)
Compensation of expenses from an associate	₽ 62	181
Change in fair value of financial instruments	(45)	(86)
Gain/(loss) from revaluation to fair value of JV company and related put option, net	(87)
Other expenses	(57)	(27)	₽ (71)
Other income	36	18	30
Total other income and expenses, net	₽ (91)	₽ (181)	₽ (41)